Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Disclosure Of Commitments And Contingencies [Abstract]
Commitments and contingencies
38.
Commitments and contingencies
A)
Commitments

The Company has entered into certain supply agreements to provide dried cannabis and cannabis products to third parties. The contracts require the provision of various amounts of dried cannabis on or before certain dates. Should the Company not deliver the product in the agreed timeframe, financial penalties apply which may be paid either in product in-kind or cash. Under these agreements, the Company has accrued financial penalties payable as at December 31, 2023 of $2.5 million (December 31, 2022 - $2.5 million). The corresponding expenses were recognized during the years ended December 31, 2019 ($1.5 million) and December 31, 2021 ($1.0 million).

B)
Contingencies

From time to time, the Company and its subsidiaries are or may become involved in various legal claims and actions which arise in the ordinary course of their business and operations. While the outcome of any such claim or action is inherently uncertain, the Company believes that the losses that may result, if any, will not be material to the financial statements.